EMPLOYEE BENEFITS - Change in plan assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	$ 24,585
Net defined benefit liability (asset) at end of period	25,805	$ 24,585
Present value of defined benefit obligation [member]
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	28,382	29,162
Interest cost	986	1,015
Service cost	921	610
Assumption changes	133	561
Transfers and benefits paid	(2,156)	(2,590)
Exchange and other adjustments	1,394	(376)
Net defined benefit liability (asset) at end of period	29,660	28,382
Plan assets [member]
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	3,797	3,676
Interest cost	(28)	125
Exchange and other adjustments	86	(4)
Net defined benefit liability (asset) at end of period	$ 3,855	$ 3,797